Offerings - Offering: 1	Aug. 30, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 4,516,254,882.68
Fee Rate	0.01476%
Amount of Registration Fee	$ 666,599.22
Offering Note
(1)
Aggregate number of securities to which transaction applies: As of August 15, 2024, the maximum number of shares of R1 RCM Inc.’s common stock, par value $0.01 per share (the “Common Stock”), to which this transaction applies is estimated to be 325,896,685, which consists of (1) 297,824,874 shares of Common Stock entitled to receive the per share merger consideration of $14.30; (2) 2,128,134 shares of Common Stock underlying outstanding and unexercised stock options to purchase shares of Common Stock, which have an exercise price per share that is less than $14.30 (such options, the
“In-the-Money
Options”); (3) 13,692,000 shares of Common Stock underlying outstanding and unexercised warrants to purchase shares of Common Stock, which have an exercise price per share that is less than $14.30 (such options, the
“In-the-Money
Warrants”); (4) 12,109,227 shares of Common Stock underlying restricted stock units and performance-based restricted stock units, which may be entitled to receive the per share merger consideration of $14.30 and (5) 142,450 shares of Common Stock underlying outstanding purchase rights pursuant to equity compensation plans.

(2)
Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule
0-11
(set forth the amount on which the filing fee is calculated and state how it was determined): Estimated solely for the purposes of calculating the filing fee, as of August 15, 2024, the underlying value of the transaction was calculated based on the sum of (1) the product of 297,824,874 shares of Common Stock and the per share merger consideration of $14.30; (2) the product of 2,128,134 shares of Common Stock underlying the
In-the-Money
Options and $11.07 (which is the difference between the per share merger consideration of $14.30 and the weighted average exercise price of the
In-the-Money
Options of $3.23); (3) the product of 13,692,000 shares of Common Stock underlying the
In-the-Money
Warrants and $4.28 (which is the difference between the per share merger consideration of $14.30 and the weighted average exercise price of the
In-the-Money
Warrants of $10.02); (4) the product of 12,109,227 shares of Common Stock underlying outstanding restricted stock units and performance-based restricted stock units and the per share merger consideration of $14.30; and (5) the product of 142,450 shares of Common Stock underlying outstanding purchase rights pursuant to equity compensation plans and the per share merger consideration of $14.30. In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, the filing fee was determined by multiplying the sum calculated in the preceding sentence by 0.00014760.